Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 17	$ 4
State	50	66
Foreign	1,788	1,273
Total current	1,855	1,343
Deferred
Foreign	(16)	(95)
Total deferred	(16)	(95)
Total	$ 1,839	$ 1,250	$ 328